Portfolio of Investments August 31, 2025
Lifecycle Index Retirement Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—39.8%
34,116,547 (b)
Nuveen Bond Index Fund, Class W $ 331,612,841
TOTAL FIXED INCOME 331,612,841
INFLATION-PROTECTED ASSETS—10.0%
7,567,631 (b)
Nuveen Inflation Linked Bond Fund, Class W 83,168,270
TOTAL INFLATION-PROTECTED ASSETS 83,168,270
INTERNATIONAL EQUITY—14.1%
2,905,269 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 37,681,342
2,940,804 (b)
Nuveen International Equity Index Fund, Class W 79,695,780
TOTAL INTERNATIONAL EQUITY 117,377,122
SHORT-TERM FIXED INCOME—9.9%
8,534,376 (b)
Nuveen Short Term Bond Index Fund, Class W 82,698,098
TOTAL SHORT-TERM FIXED INCOME 82,698,098
U.S. EQUITY—25.9%
4,763,362 (b)
Nuveen Equity Index Fund, Class W 216,018,489
TOTAL U.S. EQUITY 216,018,489
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $671,165,652) 830,874,820
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$2,117,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 2,117,000
TOTAL REPURCHASE AGREEMENT 2,117,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,117,000) 2,117,000
TOTAL INVESTMENTS—100.0%
(Cost $673,282,652) 832,991,820
OTHER ASSETS & LIABILITIES, NET—(0.0)% (405,967)
NET ASSETS—100.0% $ 832,585,853
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $2,118,019 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $2,159,411.

Lifecycle Index Retirement Income

Portfolio of Investments August 31, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Affiliated investment companies $830,874,820 $— $— $830,874,820
Short-term investments — 2,117,000 — 2,117,000
Total $830,874,820 $2,117,000 $— $832,991,820
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2010

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.9%
27,366,605 (b)
Nuveen Bond Index Fund, Class W $ 266,003,396
TOTAL FIXED INCOME 266,003,396
INFLATION-PROTECTED ASSETS—10.0%
6,069,794 (b)
Nuveen Inflation Linked Bond Fund, Class W 66,707,038
TOTAL INFLATION-PROTECTED ASSETS 66,707,038
INTERNATIONAL EQUITY—12.3%
2,017,644 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 26,168,843
2,059,056 (b)
Nuveen International Equity Index Fund, Class W 55,800,429
TOTAL INTERNATIONAL EQUITY 81,969,272
SHORT-TERM FIXED INCOME—15.1%
10,360,407 (b)
Nuveen Short Term Bond Index Fund, Class W 100,392,344
TOTAL SHORT-TERM FIXED INCOME 100,392,344
U.S. EQUITY—22.7%
3,331,722 (b)
Nuveen Equity Index Fund, Class W 151,093,583
TOTAL U.S. EQUITY 151,093,583
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $521,509,873) 666,165,633
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$100,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 100,000
TOTAL REPURCHASE AGREEMENT 100,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $100,000) 100,000
TOTAL INVESTMENTS—100.0%
(Cost $521,609,873) 666,265,633
OTHER ASSETS & LIABILITIES, NET—0.0% 166,807
NET ASSETS—100.0% $ 666,432,440
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $100,048 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $102,007.

Lifecycle Index 2010

Portfolio of Investments August 31, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2010
Affiliated investment companies $666,165,633 $— $— $666,165,633
Short-term investments — 100,000 — 100,000
Total $666,165,633 $100,000 $— $666,265,633
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2015

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.9%
41,837,655 (b)
Nuveen Bond Index Fund, Class W $ 406,662,009
TOTAL FIXED INCOME 406,662,009
INFLATION-PROTECTED ASSETS—10.0%
9,277,205 (b)
Nuveen Inflation Linked Bond Fund, Class W 101,956,485
TOTAL INFLATION-PROTECTED ASSETS 101,956,485
INTERNATIONAL EQUITY—14.0%
3,524,383 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 45,711,245
3,596,517 (b)
Nuveen International Equity Index Fund, Class W 97,465,609
TOTAL INTERNATIONAL EQUITY 143,176,854
SHORT-TERM FIXED INCOME—10.1%
10,614,592 (b)
Nuveen Short Term Bond Index Fund, Class W 102,855,399
TOTAL SHORT-TERM FIXED INCOME 102,855,399
U.S. EQUITY—25.9%
5,819,602 (b)
Nuveen Equity Index Fund, Class W 263,918,931
TOTAL U.S. EQUITY 263,918,931
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $767,537,683) 1,018,569,678
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,222,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 1,222,000
TOTAL REPURCHASE AGREEMENT 1,222,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,222,000) 1,222,000
TOTAL INVESTMENTS—100.0%
(Cost $768,759,683) 1,019,791,678
OTHER ASSETS & LIABILITIES, NET—0.0% 17,080
NET ASSETS—100.0% $ 1,019,808,758
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $1,222,588 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $1,246,533.

Lifecycle Index 2015

Portfolio of Investments August 31, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2015
Affiliated investment companies $1,018,569,678 $— $— $1,018,569,678
Short-term investments — 1,222,000 — 1,222,000
Total $1,018,569,678 $1,222,000 $— $1,019,791,678
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2020

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—38.9%
123,840,738 (b)
Nuveen Bond Index Fund, Class W $ 1,203,731,976
TOTAL FIXED INCOME 1,203,731,976
INFLATION-PROTECTED ASSETS—8.1%
22,669,232 (b)
Nuveen Inflation Linked Bond Fund, Class W 249,134,862
TOTAL INFLATION-PROTECTED ASSETS 249,134,862
INTERNATIONAL EQUITY—15.8%
12,058,700 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 156,401,333
12,269,814 (b)
Nuveen International Equity Index Fund, Class W 332,511,949
TOTAL INTERNATIONAL EQUITY 488,913,282
SHORT-TERM FIXED INCOME—8.0%
25,587,141 (b)
Nuveen Short Term Bond Index Fund, Class W 247,939,393
TOTAL SHORT-TERM FIXED INCOME 247,939,393
U.S. EQUITY—29.1%
19,870,326 (b)
Nuveen Equity Index Fund, Class W 901,119,278
TOTAL U.S. EQUITY 901,119,278
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,311,056,206) 3,090,838,791
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,393,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 3,393,000
TOTAL REPURCHASE AGREEMENT 3,393,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,393,000) 3,393,000
TOTAL INVESTMENTS—100.0%
(Cost $2,314,449,206) 3,094,231,791
OTHER ASSETS & LIABILITIES, NET—(0.0)% (87,907)
NET ASSETS—100.0% $ 3,094,143,884
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $3,394,632 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $3,460,910.

Lifecycle Index 2020

Portfolio of Investments August 31, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2020
Affiliated investment companies $3,090,838,791 $— $— $3,090,838,791
Short-term investments — 3,393,000 — 3,393,000
Total $3,090,838,791 $3,393,000 $— $3,094,231,791
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—37.9%
245,763,728 (b)
Nuveen Bond Index Fund, Class W $ 2,388,823,432
TOTAL FIXED INCOME 2,388,823,432
INFLATION-PROTECTED ASSETS—6.1%
34,701,852 (b)
Nuveen Inflation Linked Bond Fund, Class W 381,373,359
TOTAL INFLATION-PROTECTED ASSETS 381,373,359
INTERNATIONAL EQUITY—17.6%
27,336,870 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 354,559,200
27,788,023 (b)
Nuveen International Equity Index Fund, Class W 753,055,430
TOTAL INTERNATIONAL EQUITY 1,107,614,630
SHORT-TERM FIXED INCOME—6.0%
39,145,641 (b)
Nuveen Short Term Bond Index Fund, Class W 379,321,257
TOTAL SHORT-TERM FIXED INCOME 379,321,257
U.S. EQUITY—32.3%
44,997,416 (b)
Nuveen Equity Index Fund, Class W 2,040,632,816
TOTAL U.S. EQUITY 2,040,632,816
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,678,556,917) 6,297,765,494
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$6,315,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 6,315,000
TOTAL REPURCHASE AGREEMENT 6,315,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,315,000) 6,315,000
TOTAL INVESTMENTS—100.0%
(Cost $4,684,871,917) 6,304,080,494
OTHER ASSETS & LIABILITIES, NET—0.0% 2,122,081
NET ASSETS—100.0% $ 6,306,202,575
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $6,318,038 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $6,441,352.

Lifecycle Index 2025

Portfolio of Investments August 31, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2025
Affiliated investment companies $6,297,765,494 $— $— $6,297,765,494
Short-term investments — 6,315,000 — 6,315,000
Total $6,297,765,494 $6,315,000 $— $6,304,080,494
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2030

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—33.9%
328,422,824 (b)
Nuveen Bond Index Fund, Class W $ 3,192,269,845
TOTAL FIXED INCOME 3,192,269,845
INFLATION-PROTECTED ASSETS—4.1%
34,622,111 (b)
Nuveen Inflation Linked Bond Fund, Class W 380,497,004
TOTAL INFLATION-PROTECTED ASSETS 380,497,004
INTERNATIONAL EQUITY—20.3%
47,446,432 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 615,380,226
47,952,575 (b)
Nuveen International Equity Index Fund, Class W 1,299,514,773
TOTAL INTERNATIONAL EQUITY 1,914,894,999
SHORT-TERM FIXED INCOME—4.0%
39,045,143 (b)
Nuveen Short Term Bond Index Fund, Class W 378,347,438
TOTAL SHORT-TERM FIXED INCOME 378,347,438
U.S. EQUITY—37.5%
77,714,322 (b)
Nuveen Equity Index Fund, Class W 3,524,344,523
TOTAL U.S. EQUITY 3,524,344,523
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,724,503,585) 9,390,353,809
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$8,270,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 8,270,000
TOTAL REPURCHASE AGREEMENT 8,270,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,270,000) 8,270,000
TOTAL INVESTMENTS—99.9%
(Cost $6,732,773,585) 9,398,623,809
OTHER ASSETS & LIABILITIES, NET—0.1% 7,349,857
NET ASSETS—100.0% $ 9,405,973,666
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $8,273,979 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $8,435,460.

Lifecycle Index 2030

Portfolio of Investments August 31, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2030
Affiliated investment companies $9,390,353,809 $— $— $9,390,353,809
Short-term investments — 8,270,000 — 8,270,000
Total $9,390,353,809 $8,270,000 $— $9,398,623,809
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2035

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—30.0%
321,101,703 (b)
Nuveen Bond Index Fund, Class W $ 3,121,108,550
TOTAL FIXED INCOME 3,121,108,550
INFLATION-PROTECTED ASSETS—2.1%
19,419,601 (b)
Nuveen Inflation Linked Bond Fund, Class W 213,421,410
TOTAL INFLATION-PROTECTED ASSETS 213,421,410
INTERNATIONAL EQUITY—23.1%
59,666,590 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 773,875,676
60,478,424 (b)
Nuveen International Equity Index Fund, Class W 1,638,965,303
TOTAL INTERNATIONAL EQUITY 2,412,840,979
SHORT-TERM FIXED INCOME—2.0%
21,901,782 (b)
Nuveen Short Term Bond Index Fund, Class W 212,228,264
TOTAL SHORT-TERM FIXED INCOME 212,228,264
U.S. EQUITY—42.7%
98,041,905 (b)
Nuveen Equity Index Fund, Class W 4,446,200,384
TOTAL U.S. EQUITY 4,446,200,384
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $7,187,240,237) 10,405,799,587
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$12,485,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 12,485,000
TOTAL REPURCHASE AGREEMENT 12,485,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,485,000) 12,485,000
TOTAL INVESTMENTS—100.0%
(Cost $7,199,725,237) 10,418,284,587
OTHER ASSETS & LIABILITIES, NET—0.0% 1,672,847
NET ASSETS—100.0% $ 10,419,957,434
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $12,491,007 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $12,734,774.

Lifecycle Index 2035

Portfolio of Investments August 31, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2035
Affiliated investment companies $10,405,799,587 $— $— $10,405,799,587
Short-term investments — 12,485,000 — 12,485,000
Total $10,405,799,587 $12,485,000 $— $10,418,284,587
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2040

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—22.1%
250,963,893 (b)
Nuveen Bond Index Fund, Class W $ 2,439,369,037
TOTAL FIXED INCOME 2,439,369,037
INFLATION-PROTECTED ASSETS—0.0%
495,032 (b)
Nuveen Inflation Linked Bond Fund, Class W 5,440,397
TOTAL INFLATION-PROTECTED ASSETS 5,440,397
INTERNATIONAL EQUITY—27.3%
74,721,786 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 969,141,571
75,690,257 (b)
Nuveen International Equity Index Fund, Class W 2,051,205,966
TOTAL INTERNATIONAL EQUITY 3,020,347,537
SHORT-TERM FIXED INCOME—0.1%
575,119 (b)
Nuveen Short Term Bond Index Fund, Class W 5,572,903
TOTAL SHORT-TERM FIXED INCOME 5,572,903
U.S. EQUITY—50.3%
122,681,179 (b)
Nuveen Equity Index Fund, Class W 5,563,591,456
TOTAL U.S. EQUITY 5,563,591,456
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $7,075,777,253) 11,034,321,330
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$12,213,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 12,213,000
TOTAL REPURCHASE AGREEMENT 12,213,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,213,000) 12,213,000
TOTAL INVESTMENTS—99.9%
(Cost $7,087,990,253) 11,046,534,330
OTHER ASSETS & LIABILITIES, NET—0.1% 8,180,292
NET ASSETS—100.0% $ 11,054,714,622
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $12,218,876 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $12,457,304.

Lifecycle Index 2040

Portfolio of Investments August 31, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2040
Affiliated investment companies $11,034,321,330 $— $— $11,034,321,330
Short-term investments — 12,213,000 — 12,213,000
Total $11,034,321,330 $12,213,000 $— $11,046,534,330
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2045

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—14.1%
139,985,085 (b)
Nuveen Bond Index Fund, Class W $ 1,360,655,029
TOTAL FIXED INCOME 1,360,655,029
INTERNATIONAL EQUITY—30.2%
72,102,254 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 935,166,229
72,903,689 (b)
Nuveen International Equity Index Fund, Class W 1,975,689,974
TOTAL INTERNATIONAL EQUITY 2,910,856,203
U.S. EQUITY—55.5%
118,186,297 (b)
Nuveen Equity Index Fund, Class W 5,359,748,581
TOTAL U.S. EQUITY 5,359,748,581
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,210,233,222) 9,631,259,813
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$11,879,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 11,879,000
TOTAL REPURCHASE AGREEMENT 11,879,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,879,000) 11,879,000
TOTAL INVESTMENTS—99.9%
(Cost $6,222,112,222) 9,643,138,813
OTHER ASSETS & LIABILITIES, NET—0.1% 9,271,167
NET ASSETS—100.0% $ 9,652,409,980
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $11,884,715 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $12,116,639.

Lifecycle Index 2045

Portfolio of Investments August 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2045
Affiliated investment companies $9,631,259,813 $— $— $9,631,259,813
Short-term investments — 11,879,000 — 11,879,000
Total $9,631,259,813 $11,879,000 $— $9,643,138,813
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2050

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—10.0%
86,253,772 (b)
Nuveen Bond Index Fund, Class W $ 838,386,660
TOTAL FIXED INCOME 838,386,660
INTERNATIONAL EQUITY—31.6%
65,282,039 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 846,708,048
66,164,413 (b)
Nuveen International Equity Index Fund, Class W 1,793,055,579
TOTAL INTERNATIONAL EQUITY 2,639,763,627
U.S. EQUITY—58.2%
107,231,809 (b)
Nuveen Equity Index Fund, Class W 4,862,962,537
TOTAL U.S. EQUITY 4,862,962,537
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $5,392,289,553) 8,341,112,824
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$11,429,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 11,429,000
TOTAL REPURCHASE AGREEMENT 11,429,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,429,000) 11,429,000
TOTAL INVESTMENTS—99.9%
(Cost $5,403,718,553) 8,352,541,824
OTHER ASSETS & LIABILITIES, NET—0.1% 5,859,751
NET ASSETS—100.0% $ 8,358,401,575
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $11,434,499 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $11,657,609.

Lifecycle Index 2050

Portfolio of Investments August 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2050
Affiliated investment companies $8,341,112,824 $— $— $8,341,112,824
Short-term investments — 11,429,000 — 11,429,000
Total $8,341,112,824 $11,429,000 $— $8,352,541,824
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2055

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—8.7%
47,611,145 (b)
Nuveen Bond Index Fund, Class W $ 462,780,330
TOTAL FIXED INCOME 462,780,330
INTERNATIONAL EQUITY—32.1%
42,118,082 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 546,271,527
42,639,500 (b)
Nuveen International Equity Index Fund, Class W 1,155,530,449
TOTAL INTERNATIONAL EQUITY 1,701,801,976
U.S. EQUITY—59.0%
69,089,206 (b)
Nuveen Equity Index Fund, Class W 3,133,195,474
TOTAL U.S. EQUITY 3,133,195,474
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,612,396,414) 5,297,777,780
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$7,133,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 7,133,000
TOTAL REPURCHASE AGREEMENT 7,133,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,133,000) 7,133,000
TOTAL INVESTMENTS—100.0%
(Cost $3,619,529,414) 5,304,910,780
OTHER ASSETS & LIABILITIES, NET—0.0% 1,951,975
NET ASSETS—100.0% $ 5,306,862,755
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $7,136,432 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $7,275,693.

Lifecycle Index 2055

Portfolio of Investments August 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2055
Affiliated investment companies $5,297,777,780 $— $— $5,297,777,780
Short-term investments — 7,133,000 — 7,133,000
Total $5,297,777,780 $7,133,000 $— $5,304,910,780
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2060

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—7.5%
24,282,552 (b)
Nuveen Bond Index Fund, Class W $ 236,026,402
TOTAL FIXED INCOME 236,026,402
INTERNATIONAL EQUITY—32.5%
25,398,707 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 329,421,235
25,692,202 (b)
Nuveen International Equity Index Fund, Class W 696,258,679
TOTAL INTERNATIONAL EQUITY 1,025,679,914
U.S. EQUITY—59.7%
41,622,587 (b)
Nuveen Equity Index Fund, Class W 1,887,584,321
TOTAL U.S. EQUITY 1,887,584,321
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,271,395,442) 3,149,290,637
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$5,065,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 5,065,000
TOTAL REPURCHASE AGREEMENT 5,065,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,065,000) 5,065,000
TOTAL INVESTMENTS—99.9%
(Cost $2,276,460,442) 3,154,355,637
OTHER ASSETS & LIABILITIES, NET—0.1% 3,645,650
NET ASSETS—100.0% $ 3,158,001,287
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $5,067,437 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $5,166,371.

Lifecycle Index 2060

Portfolio of Investments August 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2060
Affiliated investment companies $3,149,290,637 $— $— $3,149,290,637
Short-term investments — 5,065,000 — 5,065,000
Total $3,149,290,637 $5,065,000 $— $3,154,355,637
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifecycle Index 2065

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%(a)
FIXED INCOME—6.2%
4,759,661 (b)
Nuveen Bond Index Fund, Class W $ 46,263,905
TOTAL FIXED INCOME 46,263,905
INTERNATIONAL EQUITY—32.8%
6,033,893 (b)
Nuveen Emerging Markets Equity Index Fund, Class W 78,259,589
6,104,684 (b)
Nuveen International Equity Index Fund, Class W 165,436,946
TOTAL INTERNATIONAL EQUITY 243,696,535
U.S. EQUITY—60.5%
9,895,775 (b)
Nuveen Equity Index Fund, Class W 448,773,409
TOTAL U.S. EQUITY 448,773,409
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $597,723,308) 738,733,849
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$1,827,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 1,827,000
TOTAL REPURCHASE AGREEMENT 1,827,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,827,000) 1,827,000
TOTAL INVESTMENTS—99.8%
(Cost $599,550,308) 740,560,849
OTHER ASSETS & LIABILITIES, NET—0.2% 1,593,187
NET ASSETS—100.0% $ 742,154,036
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $1,827,879 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $1,863,551.

Lifecycle Index 2065

Portfolio of Investments August 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2065
Affiliated investment companies $738,733,849 $— $— $738,733,849
Short-term investments — 1,827,000 — 1,827,000
Total $738,733,849 $1,827,000 $— $740,560,849
1 1 1 1 1